Cash and stock-based compensation plans (Details 8)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	534	1,812	17,746
Exercised	(534)	(1,278)	(15,934)
Outstanding Shares (ending balance)	0	534	1,812